UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment |_|; Amendment Number: ______

This Amendment (Check only one.): |_| is a restatement.

                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Westchester Capital Management, Inc.

Address: 801 N. 96th Street, Omaha, NE 68114

Form 13F File Number: 28- 12425

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Cindy L Christensen

Title: Executive VP & COO

Phone: (402) 392-2418

Signature, Place, and Date of Signing:

/s/Cindy L Christensen           Omaha, NE               May 7, 2008
     [Signature]               [City, State]               [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

      Form 13F File Number                        Name

      28- 12425                                  _______________________________

      [Repeat as necessary.]

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                             0

Form 13F Information Table Entry Total:                        45

Form 13F Information Table Value Total:                        $94660

                                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

      No.        Form 13F File Number           Name

      __________ 28- 12425                      ________________________________

      [Repeat as necessary.]

                                        TITLE                      SHRS OR     VALUE  INVESTMENT     VOTING AUTORITY
             NAME OF ISSUER             OF CLASS         CUSIP     PRN AMT   (x$1000) DISCRETION   SOLE  SHARED   NONE
3M Company                              common stock   88579Y101       59250     4690      Y        X
AT&T                                    common stock   00206R102        1000       38      Y        X
American Express                        common stock   025816109        3100      136      Y        X
Amgen Inc.                              common stock   031162100       72908     3046      Y        X
Anheuser-Busch Incorporated             common stock   035229103       55858     2650      Y        X
Apartment Investment and Management Co. common stock   03748R101         355       13      Y        X
BP PLC                                  common stock   055622104       55763     3382      Y        X
Ballantyne of Omaha                     common stock   058516105        1000        5      Y        X
Berkshire Hathaway Class B              common stock   084670207        1139     5095      Y        X
Bristol-Myers Company                   common stock   110122108       83765     1784      Y        X
CVS Caremark                            common stock   126650100      156023     6320      Y        X
Casey's General Stores                  common stock   147528103         500       11      Y        X
Caterpillar Inc.                        common stock   149123101       70694     5535      Y        X
Chevron Corporation                     common stock   166764100        1329      113      Y        X
Coca-Cola Company                       common stock   191216100        1877      114      Y        X
ConocoPhillips                          common stock   20825C104         310       24      Y        X
DST Systems, Inc.                       common stock   233326107        1200       79      Y        X
Devon Energy Corporation                common stock   25179M103       64727     6753      Y        X
Dow Chemical Company                    common stock   260543103         775       29      Y        X
EMC Corporation                         common stock   268648102        3100       44      Y        X
Exxon Mobil Corporation                 common stock   30231G102        1073       91      Y        X
General Electric Company                common stock   369604103      129811     4804      Y        X
Gentex Corporation                      common stock   371901109        4100       70      Y        X
Honda Motor Corporation                 common stock   438128308      120075     3459      Y        X
Johnson & Johnson                       common stock   478160104       67626     4387      Y        X
Kimberly-Clark Corporation              common stock   494368103       60709     3919      Y        X
Level 3 Communications Inc.             common stock   52729N100        1800        4      Y        X
Microsoft Corporation                   common stock   594918104      157300     4464      Y        X
Pfizer Inc.                             common stock   717081103      157699     3301      Y        X
PowerShares Water Resource              common stock   73935X575      249800     4806      Y        X
Procter & Gamble                        common stock   742718109        1050       74      Y        X
Schlumberger Limited                    common stock   806857108         400       35      Y        X
Southern Company                        common stock   842587107        1050       37      Y        X
Suncor Energy, Inc.                     common stock   867229106         275       26      Y        X
The Bank of New York Mellon Company     common stock   064058100       89891     3751      Y        X
Tsakos                                  common stock   G9108L108      174056     5354      Y        X
U.S. Bancorp                            common stock   902973304      114178     3695      Y        X
Valero Energy Corporation               common stock   91913Y100       76750     3769      Y        X
Wal-Mart Stores                         common stock   931142103       94947     5002      Y        X
Wyeth                                   common stock   983024100        1300       54      Y        X
Zimmer Holdings, Inc.                   common stock   98956P102       47100     3667      Y        X
AES Trust VII 6%                        pref stock     00103V305         275       14      Y        X
General Motors Series A 4.50%           pref stock     370442741         575       10      Y        X
Red Oak Hereford Farms 4% Cum Convert   pref stock     756990875        2000        0      Y        X
Washington Mutual Income Units          pref stock     939322848         225        6      Y        X
                                                                                -----
                                                                                94660